PREPAYMENTS AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
PREPAYMENTS AND OTHER CURRENT ASSETS, NET
Schedule of prepayments and other current assets

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)		(Note 3)
Employee advances	401	620	85
Input VAT recoverable	4,121	3,767	516
Prepayments and deposits	22,222	18,327	2,511
Other receivables, net of allowance for doubtful accounts of RMB40,426 (in thousands) and RMB39,577 (in thousands), as of December 31, 2023 and 2024, respectively	2,167	3,333	456
Total	28,911	26,047	3,568